1. Summary of Significant Accounting Policies: Recent Accounting Pronouncements (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Recent Accounting Pronouncements:

Recent Accounting Pronouncements:

              In September 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-8, “Intangibles – Goodwill and Other,” regarding the testing of goodwill for impairment.  The guidance provides an entity the option to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount.  If an entity determines that this is the case, it is required to perform the currently prescribed two-step goodwill impairment test to identify potential goodwill impairment and measure the amount of goodwill impairment loss to be recognized if applicable.  Based on the qualitative assessment, if a company determines that the fair value of a reporting unit is more than the carrying amount, the two-step goodwill impairment test is not required.  The Company adopted this new guidance effective January 1, 2012.  The adoption of the guidance did not have a material impact on the Company’s consolidated financial statements.

             In June 2011, the FASB issued ASU 2011-05, “Presentation of Comprehensive Income”.  ASU 211-05 requires entities to present comprehensive income in one continuous statement or in two separate but consecutive statements presenting the components of net income and its total, the components of other comprehensive income and its total, and total comprehensive income.  The ASU was effective for interim and annual periods beginning after December 31, 2011.  The Company adopted this new guidance effective January 1, 2012 and there was no material impact on the consolidated financial statements.

             In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurements, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”).  The guidance was issued to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between GAAP and IFRS.  The guidance changed certain fair value measurement principles and expanded disclosure requirements, particularly for assets valued using Level 3 fair value measurements.  The ASU was effective for interim and annual periods beginning after December 31, 2011.  The Company adopted this guidance effective January 1, 2012 and there was no material impact on the Company's consolidated financial statements.

             In April 2011, the FASB issued ASU No. 2011-02, to clarify the guidance for troubled debt restructurings (“TDRs”).  This ASU clarifies the guidance on a creditor’s evaluation of whether it has granted a concession and whether a debtor is experiencing financial difficulties, such as:

•          Creditors cannot assume that debt extensions at or above a borrower’s original contractual rate do not constitute troubled debt restructurings;

•          If a borrower doesn’t have access to funds at a market rate for debt with characteristics similar to the restructured debt, that may indicate that the creditor has granted a concession; and

•          A borrower that is not currently in default may still be considered to be experiencing financial difficulty when payment default is considered “probable in the foreseeable future.”

The guidance was effective beginning with disclosures for the Company’s quarter ended September 30, 2011 and was applied retrospectively to restructurings occurring on or after January 1, 2011.  The adoption of the required disclosures did not have a material impact on the Company’s consolidated financial statements.  See Note 2 for disclosure of TDRs.

             In February 2013, the FASB issued ASU 2013-02, "Reporting Out of Accumulated Other Comprehensive Income".  The guidance adds new disclosure requirements for items reclassified out of accumulated other comprehensive income.  This update requires that companies present either in a single note or parenthetically on the face of the financial statements, the effect of significant amounts reclassified from each component of accumulated other comprehensive income based on its source and the income statement line items affected by the reclassification.  If a component is not required to be reclassified to net income in its entirety, companies would instead cross reference to the related footnote for additional information.  This update is effective for the Company beginning in the first quarter of 2013 and its adoption is not expected to have a material impact on the consolidated financial statements.